SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details Narrative) - USD ($)	6 Months Ended		12 Months Ended
	May 31, 2024	May 31, 2023	Nov. 30, 2023	Nov. 30, 2022	Nov. 30, 2021
Product Information [Line Items]
Asset impairment charges	$ 0	$ 0			$ 0
Advertising expense			$ 6,787	$ 97,360	$ 49,242
Real estate assets held for lease	$ 6,179,266
Revenue Benchmark [Member] | Customer Concentration Risk [Member] | No Customer [Member]
Product Information [Line Items]
Concentration risk, percentage	10.00%		10.00%
Revenue Benchmark [Member] | Customer Concentration Risk [Member] | Customer A [Member]
Product Information [Line Items]
Concentration risk, percentage				12.00%
Revenue Benchmark [Member] | Customer Concentration Risk [Member] | Customer B [Member]
Product Information [Line Items]
Concentration risk, percentage					14.00%
Revenue Benchmark [Member] | Customer Concentration Risk [Member] | Customer F [Member]
Product Information [Line Items]
Concentration risk, percentage		10.00%
Accounts Receivable [Member] | Customer Concentration Risk [Member] | Customer C [Member]
Product Information [Line Items]
Concentration risk, percentage	13.00%		60.00%	38.00%
Accounts Receivable [Member] | Customer Concentration Risk [Member] | Customer E [Member]
Product Information [Line Items]
Concentration risk, percentage			40.00%	38.00%
Accounts Receivable [Member] | Customer Concentration Risk [Member] | Customer G [Member]
Product Information [Line Items]
Concentration risk, percentage	31.00%
Accounts Receivable [Member] | Customer Concentration Risk [Member] | Customer H [Member]
Product Information [Line Items]
Concentration risk, percentage	25.00%
Accounts Receivable [Member] | Customer Concentration Risk [Member] | Customer I [Member]
Product Information [Line Items]
Concentration risk, percentage	13.00%
Accounts Receivable [Member] | Customer Concentration Risk [Member] | Customer J [Member]
Product Information [Line Items]
Concentration risk, percentage	13.00%
Accounts Payable [Member] | Customer Concentration Risk [Member] | Vendor A [Member]
Product Information [Line Items]
Concentration risk, percentage	88.00%		95.00%	95.00%